Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022
Current assets
Cash and cash equivalents	$ 30,121	$ 25,084
Marketable securities	141	195
Trade and other receivables	7,573	8,200
Inventory	25,974	23,414
Prepaid expenses and deposits	4,836	7,167
Total current assets	68,645	64,060
Non-current assets
Property and equipment	27,142	31,483
Net investment - lease	179	203
Right-of-use assets	30,643	30,519
Long term prepaid expenses and deposits	3,307	2,988
Intangible assets and goodwill	103,485	145,490
Total non-current assets	164,756	210,683
Total assets	233,401	274,743
Current liabilities
Accounts payables and accrued liabilities	20,902	26,246
Deferred revenue	1,361	641
Interest bearing loans and borrowings	16,141	16,393
Current portion of notes payable	136
Current portion of convertible debentures	8,708	2,696
Current portion of lease liabilities	7,214	7,629
Put option liability	3,675	6,336
Total current liabilities	58,137	59,941
Non-current liabilities
Notes payable	12,508	12,257
Convertible debentures		4,770
Lease liabilities	27,823	26,139
Deferred tax liability	1,267	9,603
Total non-current liabilities	41,598	52,769
Total liabilities	99,735	112,710
Shareholders' equity
Share capital	288,027	279,513
Warrants	12,740	15,497
Contributed surplus	30,749	23,051
Convertible debentures - equity	717	717
Accumulated other comprehensive income	5,257	5,665
Accumulated deficit	(205,934)	(168,093)
Equity attributable to owners of the Company	131,556	156,350
Non-controlling interest	2,110	5,683
Total shareholders' equity	133,666	162,033
Total liabilities and shareholders' equity	$ 233,401	$ 274,743